Other financial assets - Credit quality of the issuers of other financial assets (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
IFRS Statement [Line Items]
Other financial assets measured at fair value through profit	$ 3,071,659	$ 4,979,292
Financial assets at fair value through profit or loss	2,968,659	4,971,057
A-1 [Member]
IFRS Statement [Line Items]
Financial assets at fair value through profit or loss	1,107,777	0
BBB- [member]
IFRS Statement [Line Items]
Financial assets at fair value through profit or loss	758,472	0
F1+ [Member]
IFRS Statement [Line Items]
Financial assets at fair value through profit or loss	551,626	350,325
AAA [Member]
IFRS Statement [Line Items]
Financial assets at fair value through profit or loss	353,939	2,707,019
A3 [Member]
IFRS Statement [Line Items]
Financial assets at fair value through profit or loss	127,861	0
A+ [member]
IFRS Statement [Line Items]
Financial assets at fair value through profit or loss	60,692	712,934
F1 [Member]
IFRS Statement [Line Items]
Financial assets at fair value through profit or loss	43,839	0
AA- [member]
IFRS Statement [Line Items]
Financial assets at fair value through profit or loss	21,263	186,325
A [member]
IFRS Statement [Line Items]
Financial assets at fair value through profit or loss	21,179	186,222
AA [Member]
IFRS Statement [Line Items]
Financial assets at fair value through profit or loss	7,759	477,423
AA+ [member]
IFRS Statement [Line Items]
Other financial assets measured at fair value through profit	5,332	155,012
A1 [member]
IFRS Statement [Line Items]
Other financial assets measured at fair value through profit	0	18,168
BBB [Member]
IFRS Statement [Line Items]
Financial assets at fair value through profit or loss	0	159,968
Other
IFRS Statement [Line Items]
Other financial assets measured at fair value through profit	11,044	25,896
Rating Not Available [Member]
IFRS Statement [Line Items]
Financial assets at fair value through profit or loss	$ 876	$ 0